4. OTHER FINANCING RECEIVABLES (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Other Financing Receivables Details
Other financing receivables	$ 292,425	$ 242,543
Less: Provision for credit losses	(13,465)	(7,194)
Other financing receivables, net	$ 278,960	$ 235,349